Material accounting estimates and judgments - Assumptions Used By Management In The Value-In-Use Calculations (Details) production in Thousands, liters_per_day in Thousands, cows in Thousands	12 Months Ended
	Dec. 31, 2025 metricTon ha liters_per_day $ / ton uSDollarPerHectare kilowatt-HoursPerTon production cows literPerHead / d tons / hectare1 kilogramPerTon uSCentsPerPound	Dec. 31, 2024
Disclosure of information for cash-generating units [line items]
Perpetuity growth rate		2.00%
Discount rate		10.00%
Crops | Forecast
Disclosure of information for cash-generating units [line items]
Area ('000 Has.) | ha	224,000
Soy yield (tons/hect) | tons / hectare1	2.5
Corn yield (tons/hect) | tons / hectare1	6.4
Peanut yield (tons/hect) | tons / hectare1	3.4
Soy FAS average price ($/ton) | $ / ton	300
Wheat price ($/ton) | $ / ton	215
Peanut planted Area (000 Has) | ha	25,400
Dairy | Forecast
Disclosure of information for cash-generating units [line items]
Milking cows ('000 Heads) | cows	14,484
Value-In-Use Calculations, Main Assumptions, Cow Productivity | literPerHead / d	37.8
Processed milk ('000 lt/day) | liters_per_day	1,159
International milk powder price ($/ton) | $ / ton	3,803
Rice | Forecast
Disclosure of information for cash-generating units [line items]
Area ('000 Has.) | ha	62,800
Rice yield (tons/hect) | tons / hectare1	6.7
Domestic white rice price ($/ton) | $ / ton	777
Production cost (usd/ha) | uSDollarPerHectare	1,583
Rough rice production ('000) | production	418
Rice export price ($/ton - FOB) | $ / ton	636
Sugar, Ethanol and Energy | Forecast
Disclosure of information for cash-generating units [line items]
Value-In-Use Calculations, Main Assumptions, Milling | metricTon	13.1
Value-In-Use Calculations, Main Assumptions, TRS | kilogramPerTon	130.2
Value-In-Use Calculations, Main Assumptions, Sugar Price | uSCentsPerPound	18.7
Energy efficiency (KWH/ton) | kilowatt-HoursPerTon	60
Ethanol mix (%)	0.47
Yield. Ton/ha | tons / hectare1	78.5